Note 15 - Financial Expenses (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure for components of finance income (cost) [text block]
		Thirteen- months ended	Month ended	Twelve-month period ended
	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)	February 29, 2016
	$	$	$	$	$

Interest income	72	125	6	119	73
Foreign exchange gain	-	-	-	-	1,023
Financial income	72	125	6	119	1,096

Foreign exchange loss	(32)	(180)	(3)	(177)	-
Interest payable on convertible debenture during the period	(160)	(17)	(14)	(3)	-
Accretion of interest on convertible debenture	(206)	(22)	(17)	(5)	-
Transaction costs related to derivative warrant liabilities	(1,134)	-	-	-	-
Other charges	(4)	(19)	(1)	(18)	(2)
Financial expenses	(1,536)	(238)	(35)	(203)	(2)

Other net financial expenses	(1,464)	(113)	(29)	(84)	1,094

Change in fair value of warrant liabilities	(344)	(53)	(22)	(31)	2,201

Net Financial expenses	(1,808)	(166)	(51)	(115)	3,295